NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS	12 Months Ended
Dec. 31, 2021
NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS [Abstract]
NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS
26	NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS

This item consists of the following:

	2021
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Gross claims, Note 16(b)	2,183,789	375,162	325,307	2,884,258
Ceded claims, Note 9(b)	(406,494)	(120,546)	(15,301)	(542,341)
Net insurance claims	1,777,295	254,616	310,006	2,341,917

	2020
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Gross claims, Note 16(b)	1,383,344	326,183	281,627	1,991,154
Ceded claims, Note 9(b)	(138,573)	(131,444)	(13,024)	(283,041)
Net insurance claims	1,244,771	194,739	268,603	1,708,113

	2019
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Gross claims	1,001,671	524,142	326,980	1,852,793
Ceded claims, Note 9(b)	(100,432)	(208,761)	(12,182)	(321,375)
Net insurance claims	901,239	315,381	314,798	1,531,418

As of December 31, 2021, the restrictions established by the government in relation to circulation and capacity in commercial activities began to be less rigid, which led to a gradual increase in claims in the general insurance business, but without reaching pre-pandemic levels, mainly in the Auto lines and in the Mandatory Traffic Accident Insurance (“SOAT” by its acronym in Spanish).